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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended   DECEMBER 31, 2001.
                                                        ------------------
If amended report check here:

   GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

   3 Pickwick Plaza             Greenwich       CT              06830
--------------------------------------------------------------------------------
Business        (Street)        (City)          (State)         (Zip)

     THOMAS J. MURPHY, CHIEF FINANCIAL OFFICER (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

____________________________________ATTENTION___________________________________


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 8th day of February, 2002.

         General Atlantic Partners, LLC

         (Name of Institutional Investment Manager)

         /s/ Thomas J. Murphy
         -------------------------------------------
         (Manual Signature of Person Duly Authorized
         to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   3   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

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    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104       5,711,507      3,104,080 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104          38,640         21,000                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327         4,080,780      2,030,239 X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327           996,315        495,679                   X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178         8,038,254      2,679,418 X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178         3,310,005      1,103,335                   X                             X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704         5,892,610      2,046,045 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704           867,493        301,213                   X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        54,879,778      6,938,025 X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        11,978,896      1,514,399                   X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                         95,794,278
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
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
-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246        63,068,722      6,153,046 X                                X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246         8,811,249        859,634                   X                             X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com      278856       108,179,858      6,458,499 X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856         20,536,455      1,226,057                   X                             X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856          1,005,000         60,000 X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106       51,787,676     10,174,396 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106        9,738,015      1,913,166                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104      637,265,587     39,705,021 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104      145,531,369      9,067,375                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224         18,224,094     14,018,534 X                                X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224          3,427,883      2,636,833                   X                             X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T          9,615,196      1,356,163 X                                X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T            918,446        129,541                   X                             X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      1,078,109,550
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
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
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    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.       Com     565011103        49,839,360      2,364,296 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103        10,840,032        514,233                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          8,081,242      1,311,890 X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          1,158,819        188,120                   X                             X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W         10,853,363      5,537,430 X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          2,160,702      1,102,399                   X                             X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W             93,468         47,688 X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503         26,295,843      4,518,186 X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503          8,147,377      1,399,893                   X                             X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                         117,470,206
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
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
-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         34,798,969      1,851,009 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674          6,075,972        323,190                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         18,800,000      1,000,000                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108        12,838,373      5,835,624 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108           988,687        449,403 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108         1,991,926        905,421                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q         16,772,486      2,379,076 X                                X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q          1,523,251        216,064                   X                             X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          93,789,664
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               7
                                    FORM 13F
Page   7   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B         39,712,273      2,454,405 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B          5,522,800        341,335                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383         33,880,521     14,540,996 X                                X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383          7,309,848      3,137,274                   X                             X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          2,712,814      1,205,695 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M            512,262        227,672                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M             58,149         25,844 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          89,708,667
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                              1,474,872,365
-----------------------------------------------------------------------------------------------------------------------------------

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).